Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Mar. 31, 2016
Class A Prospectus | SIMT Conservative Income Fund | Class A
Prospectus:
Trading Symbol	COIAX
Class A Prospectus | SIMT Tax-Free Conservative Income Fund | Class A
Prospectus:
Trading Symbol	TFCAX
Class Y Prospectus | SIMT Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	COIYX
Class Y Prospectus | SIMT Tax-Free Conservative Income Fund | Class Y
Prospectus:
Trading Symbol	TFCYX